Expense Example, No Redemption (Vanguard Small-Cap Growth Index Fund ETF)	Vanguard Small-Cap Growth Index Fund Vanguard Small-Cap Growth Index Fund - ETF Shares 1/1/2014 - 12/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	9
3 YEAR	29
5 YEAR	51
10 YEAR	115